Cash and cash equivalents (Details)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 HKD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 HKD ($)	Dec. 31, 2019 USD ($)
Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	$ 43,623,588			$ 45,284,308			$ 49,098,841
Non VIE
Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	103,162			258,019
Consolidated VIEs and VIE's Subsidiary
Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	9,570	¥ 9,570		5,511	¥ 5,511
Overseas
Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	$ 39,987,355	124,661	$ 205,438	$ 39,092,003	667,662	$ 1,482,135
PRC | Consolidated VIEs and VIE's Subsidiary
Cash And Cash Equivalents [Line Items]
Cash and cash equivalents | ¥		¥ 3,193,402			¥ 3,778,978